Income Taxes - Deferred Tax Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	$ 0	$ 3,009
Changes in unrecognized tax benefits	1,243	15,261
Expenses related to the origination and reversal of temporary differences	0	(3,009)
Balance, end of year	0	0
Property and equipment [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Expenses related to the origination and reversal of temporary differences for	1,707	(13,788)
Non-capital losses carried forward [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Expenses related to the origination and reversal of temporary differences for	(2,909)	(2,936)
Long-term liabilities [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Expenses related to the origination and reversal of temporary differences for	(41)	(1,724)
Share issue expenses [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Expenses related to the origination and reversal of temporary differences for	$ 0	$ 178